UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09156

PROACTIVE Asset Allocation Funds

(Exact name of registrant as specified in charter)

21 Hawk Ridge Circle, Lake Saint Louis, MO 63367

 (Address of principal executive offices)(Zip code)

Jeffrey J. Unterreiner, Chairman and President

21 Hawk Ridge Circle, Lake Saint Louis, MO 63367

 (Name and address of agent for service)

Registrant's telephone number, including area code:  (314)561-0100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Opti-flex® DYNAMIC Fund

		Schedule of Investments
		September 30, 2004
Shares/Principal Amount		Market Value	% of Assets

REGISTERED INVESTMENT COMPANIES - 99.46%
16,389	Aegis Value Fund *	$ 291,399
4,478	Burnham Financial Services Class A	115,659
9,077	CGM Focus Fund *	292,112
13,813	Dreyfus Premier Emerging Markets Class A	249,738
4,216	FBR Small Cap Financial Class A	151,259
8,908	FBR Small Cap Value Class A	325,513
6	Franklin Balanced Sheet Investment Class A	328
3,550	Franklin Micro-Cap Fund	121,848
8,644	Hotchkis & Wiley Large Cap Value Class A	175,816
2,877	Hotchkis & Wiley Small Cap Value Class A	147,354
8,021	Matthews Asian Growth Income	120,795
6,079	N/I Numeric Investors Small Cap Value	103,716
10,130	Oppenheimer Developing Markets Class A	228,220
29,094	Pioneer High Yield Class A	341,269
15,083	Rydex Mekros Fund	376,470
4,758	Scudder Dreman High Return Equity Class A	183,815
3,744	Scudder Dreman Small Cap Value	110,102
22,235	Templeton Developing Markets Fund	358,427
11,354	Templeton Global Long-Short Class A *	126,258
8,228	Turnaround Fund	107,711

Total Registered Investment Companies		$ 3,927,809	99.46%

Short-Term Investments
21,683	Flex Funds Money Market Fund - Rate .86% **	21,683	0.55%

	Total Investments	3,949,492	100.01%
	(Cost - $ 3,020,088)

	Liabilities in excess of other Assets	(414)	-0.01%

	Net Assets	$ 3,949,078	100.00%

*Represents Non-Income Producing Security
**Variable Rate Security; The coupon rate shown represents the rate at September 30, 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PROACTIVE Asset Allocation Funds

By /s/Jeffrey J. Unterreiner

     Jeffrey J. Unterreiner

     President

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeffrey J. Unterreiner

     Jeffrey J. Unterreiner

     President

Date November 23, 2004

By /s/Tonjua G. Donnelly

     Tonjua G. Donnelly

     Treasurer

Date November 23, 2004